Document And Entity Information	Feb. 27, 2025
Document Information [Line Items]
Entity, Registrant Name	U.S. GoldMining Inc.
Document, Type	8-K
Document, Period End Date	Feb. 27, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-41690
Entity, Tax Identification Number	37-1792147
Entity, Address, Address Line One	1188 West Georgia Street
Entity, Address, Address Line Two	Suite 1830
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	V6E 4A2
City Area Code	604
Local Phone Number	388-9788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001947244
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	USGO
Security Exchange Name	NASDAQ
WarrantsEachWarrantExercisableForOneShareOfCommonStockAtAnExercisePriceOf1300 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $13.00
Trading Symbol	USGOW
Security Exchange Name	NASDAQ